SEGMENT INFORMATION - Segment results (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of operating segments [line items]
External Revenue		¥ 155,372		¥ 233,199	¥ 227,711
Intersegment Revenue	[1]	0		0	0
Total revenue		155,372	$ 23,812	233,199	227,711
Profit for the year		24,956		61,045	52,675
Amounts included in the measure of segment profit or loss
Operating expenses		(24,240)	(3,715)	(24,735)	(24,388)
Taxes other than income tax		(7,200)	(1,103)	(9,156)	(9,141)
Exploration expenses		(5,601)	(858)	(12,342)	(13,135)
Depreciation, depletion and amortization		(52,306)	(8,016)	(57,699)	(50,838)
Impairment and provision		(5,199)	(797)	(2,094)	(666)
Selling and administrative expenses		(8,821)	(1,352)	(8,062)	(7,429)
Interest income		1,473	226	1,067	798
Finance costs		(6,190)	(949)	(5,865)	(5,162)
Share of (losses)/profits of associates and a joint venture		(632)		1,002	(5,187)
Income tax expense		(9,951)	$ (1,525)	(24,604)	(22,482)
Other segment information
Investments in associates and a joint venture		42,366		45,490	24,701
Others		678,909		712,241	661,680
Segment assets		721,275		757,731	686,381
Segment liabilities		(287,345)		(309,505)	(266,471)
Capital expenditure		80,834		85,488	71,325
E&P [member]
Disclosure of operating segments [line items]
External Revenue		128,847		179,654	174,671
Intersegment Revenue	[1]	14,257		22,256	16,805
Total revenue		143,104		201,910	191,476
Profit for the year		24,895		60,296	53,935
Amounts included in the measure of segment profit or loss
Operating expenses		(24,243)		(24,754)	(24,405)
Taxes other than income tax		(7,120)		(9,094)	(9,086)
Exploration expenses		(5,601)		(12,342)	(13,201)
Depreciation, depletion and amortization		(51,982)		(57,213)	(50,558)
Impairment and provision		(5,085)		(2,094)	(659)
Selling and administrative expenses		(6,857)		(6,124)	(5,359)
Interest income		871		759	478
Finance costs		(4,240)		(4,451)	(4,048)
Share of (losses)/profits of associates and a joint venture		(272)		31	(2)
Income tax expense		(10,311)		(21,551)	(23,552)
Other segment information
Investments in associates and a joint venture		19,450		20,447	661
Others		547,774		541,591	490,065
Segment assets		567,224		562,038	490,726
Segment liabilities		(404,959)		(384,359)	(336,370)
Capital expenditure		80,492		85,001	70,783
Trading business [member]
Disclosure of operating segments [line items]
External Revenue		26,362		53,093	52,610
Intersegment Revenue	[1]	(14,257)		(22,256)	(16,805)
Total revenue		12,105		30,837	35,805
Profit for the year		179		1,517	1,894
Amounts included in the measure of segment profit or loss
Operating expenses		0		0	0
Taxes other than income tax		1		0	0
Exploration expenses		0		0	0
Depreciation, depletion and amortization		(63)		(79)	(55)
Impairment and provision		0		0	0
Selling and administrative expenses		(188)		(199)	(296)
Interest income		2		4	3
Finance costs		(2)		(2)	(1)
Share of (losses)/profits of associates and a joint venture		0		0	0
Income tax expense		(5)		(7)	(4)
Other segment information
Investments in associates and a joint venture		0		0	0
Others		3,781		6,347	3,154
Segment assets		3,781		6,347	3,154
Segment liabilities		(2,244)		(4,535)	(2,125)
Capital expenditure		0		0	0
Corporate [member]
Disclosure of operating segments [line items]
External Revenue		163		452	430
Intersegment Revenue	[1]	158		84	176
Total revenue		321		536	606
Profit for the year		1,342		(776)	4,581
Amounts included in the measure of segment profit or loss
Operating expenses		0		0	0
Taxes other than income tax		(81)		(62)	(55)
Exploration expenses		0		0	0
Depreciation, depletion and amortization		(328)		(478)	(301)
Impairment and provision		(114)		0	(7)
Selling and administrative expenses		(1,863)		(1,757)	(1,816)
Interest income		1,059		1,104	1,385
Finance costs		(2,517)		(2,238)	(2,181)
Share of (losses)/profits of associates and a joint venture		(360)		971	(5,185)
Income tax expense		265		(3,046)	1,074
Other segment information
Investments in associates and a joint venture		22,916		25,043	24,040
Others		404,484		407,851	401,290
Segment assets		427,400		432,894	425,330
Segment liabilities		(201,981)		(152,870)	(138,232)
Capital expenditure		342		487	542
Eliminations [member]
Disclosure of operating segments [line items]
External Revenue		0		0	0
Intersegment Revenue	[1]	(158)		(84)	(176)
Total revenue		(158)		(84)	(176)
Profit for the year		(1,460)		8	(7,735)
Amounts included in the measure of segment profit or loss
Operating expenses		3		19	17
Taxes other than income tax		0		0	0
Exploration expenses		0		0	66
Depreciation, depletion and amortization		67		71	76
Impairment and provision		0		0	0
Selling and administrative expenses		87		18	42
Interest income		(459)		(800)	(1,068)
Finance costs		569		826	1,068
Share of (losses)/profits of associates and a joint venture		0		0	0
Income tax expense		100		0	0
Other segment information
Investments in associates and a joint venture		0		0	0
Others		(277,130)		(243,548)	(232,829)
Segment assets		(277,130)		(243,548)	(232,829)
Segment liabilities		321,839		232,259	210,256
Capital expenditure		¥ 0		¥ 0	¥ 0

[1]	Certain oil and gas produced by the E and P segment are sold via the trading business segment. For the Groups chief operating decision makers assessment of segment performance, these revenues are reclassified back to E and P segment.